Liquidity - Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Cash at banks - current	€ 3,149	€ 2,732
Cash at banks - non-Current	0	0
Cash at banks	3,149	2,732
Time deposits - current	1,420	927
Time deposits - non-current	0	0
Time Deposits	1,420	927
Money market and other funds - current	4,281	1,655
Money market and other funds - non-current	0	0
Money market and other funds	4,281	1,655
Debt securities - current	50	0
Debt securities - non-current	0	0
Debt securities	50	0
Expected credit loss allowance, current	(3)	(3)
Expected credit loss allowance, non-current	0	0
Expected credit loss allowance	(3)	(3)
Cash and cash equivalents, current	8,898	5,311
Cash and cash equivalents, non-current	0	0
Cash and cash equivalents	€ 8,898	€ 5,311